Debt - Schedule of Long-Term Debt (Details) $ in Millions	Mar. 31, 2022 USD ($) loan	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($)	Jan. 31, 2009
Debt Instrument [Line Items]
Finance lease and other	$ 164	$ 161	$ 163
Short-term borrowings	9	15	27
Total debt principal	540	393
Less unamortized debt issuance costs and discounts	0	0	0
Total debt, net	540	393	427
Less short-term borrowings and current portion of long-term debt	(186)	(41)	(53)
Total long-term debt	$ 354	352	374
7.5% Term Loan due November 30, 2022 | Notes Payable, Other Payables
Debt Instrument [Line Items]
Stated interest rate (as percent)	7.50%			7.50%
Long-term debt, gross	$ 139	$ 139
5.0% Daylight Term Loan Due October 15, 2024 | Notes Payable, Other Payables
Debt Instrument [Line Items]
Stated interest rate (as percent)	5.00%	5.00%
Long-term debt, gross	$ 78	$ 78	$ 98
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Long-term debt, gross	$ 150	$ 0
Term Loan | Notes Payable, Other Payables | Affiliated Entity | US Holdings
Debt Instrument [Line Items]
Number of term loans | loan	2	2
Term Loan | Line of Credit
Debt Instrument [Line Items]
Stated interest rate (as percent)	7.50%	7.50%